Investments In Associates And Joint Venture - Schedule of Movement of Investments in Joint Ventures (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial information of joint ventures [abstract]
Opening balance	S/ 7,483	S/ 18,618	S/ 103,356
Equity interest in results	2,219	1,599	6,039
Disposal of Investment		(10,112)	(88,556)
Dividends received	(1,517)	(1,823)	(3,758)
Conversion adjustment	(14)	79	334
Impairment Of Investment	(11)	(878)
Discontinued operations			1,203
Final balance	S/ 8,160	S/ 7,483	S/ 18,618